CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
TREASURY STOCK, AT COST:
Purchases, shares	9.2
RETAINED EARNINGS:
Cash dividends declared on common stock, per share	$ 1.30	$ 0.69	$ 0.54